Appendix 6 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2018
DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of the Group’s financial statements.

	Balance as of
	12-31-2018				12-31-2017
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers with Current Payment Amounts
Up to 30 days	12,198,153	229,044,692	—	241,242,845	—	94,132,901	—	94,132,901
Entre 31 y 60 dias	436,324	9,162,556	—	9,598,880
Mas de 365 dias	—	6,765	—	6,765
Total	12,634,477	238,214,013	—	250,848,490	—	94,132,901	—	94,132,901